Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income tax expense by jurisdiction

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	(Dollars in thousands)
Current tax (benefit) expense:
Ireland	$—	$400	$10,201
Luxembourg	210	175	26
United States	2	(1,131)	1,783
Other	48	20	32
Current tax expense (benefit) — total	260	(536)	12,042

Deferred tax expense (benefit):
Ireland	7,448	3,470	(10,118)
Australia	573	2,738	2,101
Other	(18)	(13)	(163)
Deferred tax expense (benefit) — total	8,003	6,195	(8,180)

Total income tax expense	$8,263	$5,659	$3,862

Components of the Company's net deferred tax asset

	December 31, 2014	December 31, 2013
	(Dollars in thousands)
Deferred tax asset:
Net operating loss carry forwards	$220,247	$193,006
Net unrealized losses on derivative instruments	2,483	1,932
Basis difference on acquisition of GAAM Australian assets	9,597	9,597
Other	309	202
Valuation allowance	(22,268)	(19,412)
Total deferred tax asset	210,368	185,325

Deferred tax liability:
Excess of tax depreciation over book depreciation	(207,071)	(171,969)
Book/tax differences identified in connection with GAAM Portfolio acquisition:
Debt	(1,270)	(1,859)
Security deposits and maintenance reserve liability	(350)	(388)
Lease premiums, net	(14)	(142)
Net earnings of non-European Union member subsidiaries	(17,952)	(18,713)
Total deferred tax liability	(226,657)	(193,071)
Deferred tax liability, net	$(16,289)	$(7,746)

Reconciliation of the income tax expense (benefit)

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	(Percentage)
Irish statutory corporate tax rate on trading income	12.5%	12.5%	12.5%
Valuation allowances	4.4%	1.6%	—
Equity earnings from Fly-Z/C LP	(0.5)%	(0.4)%	(0.4)%
Tax on investment in BBAM LP	—	—	1.3%
Tax impact of repurchased and resold Notes	(0.6)%	(0.8)%	(1.2)%
Share-based compensation	—	0.7%	0.9%
Tax on gain on sale of investment in BBAM LP	—	—	9.1%
Deductible intra-group interest	—	(2.2)%	(12.9)%
Foreign tax rate differentials	(4.7)%	3.3%	(2.4)%
True-up of prior year tax provision	0.3%	0.2%	1.1%
Non-taxable gain on debt extinguishment	(1.3)%	(5.1)%	—
Non-deductible interest expense, transaction fees and expenses	2.7%	0.1%	—
Other	—	(0.2)%	(0.5)%
Income tax expense	12.8%	9.7%	7.5%